LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Sep. 30, 2014
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

4.LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loans receivable at September 30, 2014 and 2013 are summarized as follows:

	2014	2013
Single-family residential:
Residential first mortgage	$273,370,228	$212,357,311
Residential second mortgage	39,554,425	43,208,366
Home equity lines of credit	90,179,064	110,905,455
Total single-family residential	403,103,717	366,471,132
Commercial:
Commercial and multi-family real estate:
Owner-occupied	134,609,203	110,486,449
Non-owner occupied	261,948,139	237,516,168
Land acquisition and development	37,051,375	40,430,063
Real estate construction and development	46,777,239	20,548,621
Commercial and industrial	235,296,970	226,263,371
Total commercial	715,682,926	635,244,672
Consumer and installment	4,024,628	3,326,428
	1,122,811,271	1,005,042,232
Add (less):
Deferred loan costs	4,669,148	3,188,386
Loans in process	(640,508)	(1,256,236)
Allowance for loan losses	(15,978,421)	(18,306,114)

Total	$1,110,861,490	$988,668,268

Weighted average rate at end of year	4.11%	4.45%

The Bank has made loans to officers and directors in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing for comparable transactions with other customers and did not, in the opinion of management, involve more than normal credit risk at the time of origination.

Changes in loans to executive officers and directors for the years ended September 30, 2014 and 2013 are summarized as follows:

Balance, September 30, 2012	$1,077,371
Additions	1,125,408
Repayments	(669,534)
Balance, September 30, 2013	1,533,245
Additions	1,017,031
Repayments	(1,004,425)
Other changes	112,346
Balance, September 30, 2014	$1,658,197

Other changes represent changes in the composition of executive officers and directors that occurred during the year ended September 30, 2014.  Home equity lines of credit to executive officers and directors totaled $809,000, of which $106,000 had been disbursed as of September 30, 2014.

At September 30, 2014, and 2013, the Bank was servicing loans for others totaling approximately $4.9 million and $6.4 million, respectively. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income is recorded on the accrual basis and includes servicing fees received from investors and certain charges collected from borrowers.

Allowance for Loan Losses

The Company maintains an allowance for loan losses to absorb probable losses in the Company’s loan portfolio.  Loan charge-offs are charged against and recoveries are credited to the allowance.  Provisions for loan losses are charged to income and credited to the allowance in an amount necessary to maintain an adequate allowance given the risks identified in the entire portfolio.  The allowance is comprised of specific allowances on impaired loans (assessed for loans that have known credit weaknesses) and pooled or general allowances based on a number of factors discussed below, including historical loan loss experience for each loan type.  The allowance is based upon management’s estimates of probable losses inherent in the entire loan portfolio.

In general, impairment losses on all single-family residential real estate loans that become 180 days past due and all consumer loans that become 120 days past due are recognized through charge-offs to the allowance for loan losses.  For impaired single-family residential real estate and consumer loans that do not meet these criteria, management considers many factors before charging off a loan and might establish a specific reserve in lieu of a charge-off if management determines that the circumstances affecting the collectability of the loan are subject to change.  While the delinquency status of the loan is a primary factor in determining whether to establish a specific reserve or record a charge-off, other key factors are considered, including the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  For purposes of determining the general allowance for loan losses, all residential and consumer loan charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.

For commercial loans, all or a portion of a loan is charged off when circumstances indicate that a loss is probable and there is no longer a reasonable expectation that a change in such circumstances will result in the collection of the full amount of the loan.  Similar to single-family residential real estate loans, management considers many factors before charging off a loan and might establish a specific reserve in lieu of a charge-off if management determines that the circumstances affecting the collectability of the loan are subject to change.  While the delinquency status of the loan is a primary factor, other key factors are considered and the Company does not charge off commercial loans based solely on a predetermined length of delinquency.  The other factors considered include the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  For purposes of determining the general allowance for loan losses, all commercial loan charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.

For purposes of determining the general allowance for loan losses, the Company has segmented its loan portfolio into the following pools (or segments) that have similar risk characteristics: residential loans, commercial loans and consumer loans.  Loans within these segments are further divided into subsegments, or classes, based on the associated risks within these subsegments. Residential mortgage loans are divided into three classes, including single-family first mortgage loans, single-family second mortgage loans and home equity lines of credit.  Commercial loans are divided into four classes, including land acquisition and development loans, real estate construction and development loans, commercial and multi-family real estate loans, and commercial and industrial loans.  Consumer loans are not subsegmented because of the small balance in this segment.

The following is a summary of the significant risk characteristics for each segment of loans:

Residential mortgage loans are secured by one- to four-family residential properties with loan-to-value ratios at the time of origination generally equal to 80% or less.  Loans with loan-to-value ratios of greater than 80% at the time of origination generally require private mortgage insurance.  Second mortgage loans and home equity lines of credit generally involve greater credit risk than first mortgage loans because they are secured by mortgages that are subordinate to the first mortgage on the property.  If the borrower is forced into foreclosure, the Company will receive no proceeds from the sale of the property until the first mortgage loan has been completely repaid.  Second mortgage loans and home equity lines of credit often have high loan-to-value ratios when combined with the first mortgage loan on the property.  Loans with high combined loan-to-value ratios will be more sensitive to declining property values than loans with lower combined loan-to-value ratios, and therefore, may experience a higher incidence of default and severity of losses.  Prior to 2008, the Company offered second mortgage loans that exceeded 80% combined loan-to-value ratios, which were priced with enhanced yields.  The Company continues to offer second mortgage loans, but only up to 80% of the collateral values and on a limited basis to credit-worthy borrowers.  However, the current underwriting guidelines are more stringent due to the adverse economic environment that existed over the past several years.  Since substantially all home equity lines of credit are originated in conjunction with the origination of first mortgage loans eligible for sale in the secondary market, and the Company typically does not service the related first mortgage loans if they are sold, the Company may be unable to track the delinquency status of the related first mortgage loans and whether such loans are at risk of foreclosure by others.

Home equity lines of credit are initially offered as “revolving” lines of credit whereby funds can be borrowed during a “draw” period. The only required payments during the draw period are scheduled monthly interest payments.  In previous years, the Company offered home equity lines of credit with ten-year maturities that included a draw period for the entire ten years. The full principal amount was due at the end of the draw period as a lump-sum balloon payment and no required monthly principal payments were due prior to maturity.  Beginning in 2012, the Company discontinued this product and began offering home equity lines of credit with 15-year maturities, including an initial five-year draw period requiring interest-only payments, followed by the required monthly payment of principal and interest on a fully-amortizing basis for the remaining ten-year term.  The conversion of a home equity line of credit to a fully amortizing basis presents an increased level of default risk to the Company since the borrower no longer has the ability to make principal draws on the line, and the amount of the required monthly payment could substantially increase to provide for scheduled repayment of principal and interest.  At September 30, 2014, all of the Company’s home equity lines of credit were in the interest-only payment phase and all of its second mortgage loans were fully amortizing.  The following table summarizes when home equity lines of credit at September 30, 2014 are scheduled to convert to a fully-amortizing basis:

Principal Balance
at September 30,
2014
(In thousands)

Amount converting to fully-amortizing basis during year ended September 30,
2015	$12,281
2016	16,623
2017	22,084
2018	28,061
2019	9,879
Thereafter	1,251
Total	$90,179

Commercial loans represent loans to varying types of businesses, including municipalities, school districts and nonprofit organizations, to finance real estate investments, support working capital, operational needs and term financing of equipment.  Repayment of such loans is generally provided through operating cash flows of the business.  Commercial and multi-family real estate loans include loans secured by real estate occupied by the borrower for ongoing operations, non-owner occupied real estate leased to one or more tenants and greater-than-four family apartment buildings.  Land acquisition and development loans are made to borrowers to fund infrastructure improvements to vacant land to create finished marketable residential and commercial lots or land.  Most land development loans are originated with the intent that the loans will be paid through the sale of developed lots or land by the developers generally within twelve months of the completion date.  Real estate construction and development loans include secured loans for the construction of residential properties by real estate professionals and, to a lesser extent, individuals, and business properties that often convert to a commercial real estate loan at the completion of the construction period.  Commercial and industrial loans include loans made to support working capital, operational needs and term financing of equipment and are generally secured by equipment, inventory, accounts receivable and personal guarantees of the owner.  Repayment of such loans is generally provided through operating cash flows of the business, with the liquidation of collateral as a secondary repayment source.

Consumer loans primarily include loans secured by savings accounts and automobiles.  Savings account loans are fully secured by restricted deposit accounts held at the Bank.  Automobile loans include loans secured by new and pre-owned automobiles.

In determining the allowance and the related provision for loan losses, the Company establishes valuation allowances based upon probable losses identified during the review of impaired loans. These estimates are based upon a number of factors, such as payment history, financial condition of the borrower, expected future cash flows and discounted collateral exposure.  For further information, see the discussion of impaired loans below.  In addition, all loans that are not evaluated individually for impairment and any individually evaluated loans determined not to be impaired are segmented into groups based on similar risk characteristics as described above.  Historical loss rates for each risk group, which are updated quarterly, are quantified using all recorded loan charge-offs and recoveries, changes in specific allowances on loans and real estate acquired through foreclosure, and any gains and losses on the final disposition of real estate acquired through or in lieu of foreclosure.  These historical loss rates for each risk group are used as the starting point to determine the level of the allowance.  The Company’s methodology includes risk factors that allow management to adjust its estimates of losses based on the most recent information available and to address other limitations in the quantitative component that is based on historical loss rates.  Such risk factors are generally reviewed and updated quarterly, as appropriate, and are adjusted to reflect actual changes and anticipated changes in national and local economic conditions and developments, the volume and severity of delinquent and internally classified loans, including the impact of scheduled loan maturities, conversion of home equity lines of credit to a fully amortizing basis, loan concentrations, assessment of trends in collateral values, assessment of changes in borrowers’ financial stability, and changes in lending policies and procedures, including underwriting standards and collections, charge-off and recovery practices.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses.  Such agencies may require the Company to modify its allowance for loan losses based on their judgment about information available to them at the time of their examination.

The following table summarizes the activity in the allowance for loan losses for the years ended September 30, 2014, 2013 and 2012:

	2014	2013	2012
Balance, beginning of year	$18,306,114	$17,116,595	$25,713,622
Provision charged to expense	1,210,000	12,090,000	14,450,000
Charge-offs:
Single-family residential loans:
Residential first mortgage	1,771,410	3,364,443	8,034,624
Residential second mortgage	618,306	1,632,770	2,696,028
Home equity lines of credit	1,577,280	2,401,726	6,028,622
Total single-family residential loans	3,966,996	7,398,939	16,759,274
Commercial loans:
Commercial and multi-family real estate	15,215	1,012,650	4,050,492
Land acquisition and development	1,882,765	73,094	261,725
Real estate construction and development	—	259,743	298,045
Commercial and industrial	995	6,833,856	2,067,253
Total commercial loans	1,898,975	8,179,343	6,677,515
Consumer and installment	127,673	107,094	215,456
Total charge-offs	5,993,644	15,685,376	23,652,245
Recoveries:
Single-family residential loans:
Residential first mortgage	396,557	79,968	81,260
Residential second mortgage	91,735	232,353	103,321
Home equity lines of credit	323,046	544,177	150,146
Total single-family residential loans	811,338	856,498	334,727
Commercial loans:
Commercial and multi-family real estate	764,868	1,638,249	113,837
Land acquisition and development	600	23,160	7,716
Real estate construction and development	260	1,800,303	10,200
Commercial and industrial	848,122	421,464	117,405
Total commercial loans	1,613,850	3,883,176	249,158
Consumer and installment	30,763	45,221	21,333
Total recoveries	2,455,951	4,784,895	605,218
Net charge-offs	3,537,693	10,900,481	23,047,027
Balance, end of year	$15,978,421	$18,306,114	$17,116,595

The following table summarizes, by loan portfolio segment, the changes in the allowance for loan losses for the years ended September 30, 2014 and 2013, respectively.

	September 30, 2014
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114
Provision charged (credit) to expense	853,386	258,807	100,760	(2,953)	1,210,000
Charge-offs	(3,966,996)	(1,898,975)	(127,673)	—	(5,993,644)
Recoveries	811,338	1,613,850	30,763	—	2,455,951
Balance, end of year	$7,671,441	$8,084,608	$28,797	$193,575	$15,978,421

	September 30, 2013
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595
Provision charged to expense	7,168,043	4,773,790	58,548	89,619	12,090,000
Charge-offs	(7,398,939)	(8,179,343)	(107,094)	—	(15,685,376)
Recoveries	856,498	3,883,176	45,221	—	4,784,895
Balance, end of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114

The following table summarizes the information regarding the balance in the allowance and the recorded investment in loans by impairment method as of September 30, 2014 and 2013, respectively.

	September 30, 2014
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$1,048,993	$149,631	$—	$—	$1,198,624
Loans collectively evaluated for impairment	6,622,448	7,934,977	28,797	193,575	14,779,797
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of year	$7,671,441	$8,084,608	$28,797	$193,575	$15,978,421

Recorded investment in loans receivable at end of year:
Total loans receivable	$406,213,818	$716,595,562	$4,030,531		$1,126,839,911
Loans receivable individually evaluated for impairment	16,915,315	10,222,559	14,618		27,152,492
Loans receivable collectively evaluated for impairment	389,298,503	706,373,003	4,015,913		1,099,687,419
Loans receivable acquired with deteriorated credit quality	—	—	—		—

	September 30, 2013
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$1,852,701	$536,529	$16,487	$—	$2,405,717
Loans collectively evaluated for impairment	8,121,012	7,574,397	8,460	196,528	15,900,397
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114

Recorded investment in loans receivable at end of year:
Total loans receivable	$368,073,208	$636,138,165	$2,763,009		$1,006,974,382
Loans receivable individually evaluated for impairment	18,902,744	8,758,681	106,724		27,768,149
Loans receivable collectively evaluated for impairment	349,170,464	627,379,484	2,656,285		979,206,233
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Impaired Loans

The following is a summary of the unpaid principal balance and recorded investment of impaired loans as of September 30, 2014 and 2013.  The unpaid principal balances and recorded investments have been reduced by all partial charge-offs of the related loans to the allowance for loan losses.  The recorded investment of certain loan categories exceeds the unpaid principal balance of such categories as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under Accounting Standards Codification (“ASC”) Topic 310-20-30.

	September 30, 2014		September 30, 2013
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans: (1)
Non-accrual loans	$10,397,909	$10,453,775	$9,752,803	$9,812,044
Troubled debt restructurings current under restructured terms	10,985,340	11,068,219	11,305,093	11,371,198
Troubled debt restructurings past due under restructured terms	5,589,008	5,630,498	6,549,904	6,584,907
Total non-performing loans	26,972,257	27,152,492	27,607,800	27,768,149
Troubled debt restructurings returned to accrual status	18,963,927	19,053,073	23,418,016	23,528,528
Total impaired loans	$45,936,184	$46,205,565	$51,025,816	$51,296,677

(1) All non-performing loans at September 30, 2014 and 2013 were classified as non-accrual.

A loan is considered to be impaired when, based on current information and events, management determines that the Company will be unable to collect all amounts due according to the loan contract, including scheduled interest payments.  When a loan is identified as impaired, the amount of impairment loss is measured based on either the present value of expected future cash flows, discounted at the loan’s effective interest rate, or for collateral-dependent loans, observable market prices or the current fair value of the collateral.  See Impaired Loans under Note 19,  Fair Value Measurements.  If the amount of impairment loss is measured based on the present value of expected future cash flows, the entire change in present value is recorded in the provision for loan losses.  If the fair value of the collateral is used to measure impairment of a collateral-dependent loan and repayment or satisfaction of the loan is dependent on the sale of the collateral, the fair value of the collateral is adjusted to consider estimated costs to sell.  However, if repayment or satisfaction of the loan is dependent only on the operation, rather than the sale of the collateral, the measurement of impairment does not incorporate estimated costs to sell the collateral.  If the value of the impaired loan is determined to be less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment charge is recognized through a provision for loan losses.  The following table summarizes the principal balance, net of amounts charged off, of impaired loans at September 30, 2014 and 2013 by the impairment method used.

	2014	2013
	(In thousands)
Fair value of collateral method	$34,508	$39,691
Present value of cash flows method	11,428	11,335
Total impaired loans	$45,936	$51,026

Loans considered for individual impairment analysis include loans that are past due, loans that have been placed on non-accrual status, troubled debt restructurings, loans with internally assigned credit risk ratings that indicate an elevated level of risk, and loans that management has knowledge of or concerns about the borrower’s ability to pay under the contractual terms of the note.  Residential and consumer loans to be evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, and discussions with the Bank’s loan collectors.  Commercial loans evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, discussions with loan officers, discussions with borrowers, periodic individual loan reviews and local media reports indicating problems with a particular project or borrower.  Commercial loans are individually reviewed and assigned a credit risk rating periodically by the internal loan committee.  See discussion of credit quality below.

The following tables contain a summary of the unpaid principal balances of impaired loans segregated by loans that had partial charge-offs recorded and loans with no partial charge-offs recorded, and the related recorded investments and allowance for loan losses as of September 30, 2014 and 2013.  The recorded investments have been reduced by all partial charge-offs.

	September 30, 2014
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	$4,765,925	$2,147,646	$2,618,279	$16,127,230	$18,745,509	$18,922,860	$—
Residential second mortgage	919,433	521,046	398,387	2,730,620	3,129,007	3,160,090	—
Home equity lines of credit	734,388	339,195	395,193	2,817,687	3,212,880	3,212,880	—
Total single-family residential loans	6,419,746	3,007,887	3,411,859	21,675,537	25,087,396	25,295,830	—
Commercial loans:
Commercial and multi-family real estate	5,159,458	1,529,856	3,629,602	5,895,832	9,525,434	9,541,447	—
Land acquisition and development	4,643,113	870,436	3,772,677	—	3,772,677	3,772,677	—
Real estate construction and development	298,977	259,743	39,234	—	39,234	39,320	—
Commercial and industrial	2,224,473	1,079,699	1,144,774	1,364,237	2,509,011	2,512,450	—
Total commercial loans	12,326,021	3,739,734	8,586,287	7,260,069	15,846,356	15,865,894	—
Consumer and installment	107,963	93,842	14,121	47,298	61,419	61,919	—
Total	18,853,730	6,841,463	12,012,267	28,982,904	40,995,171	41,223,643	—

WITH AN ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	119,788	18,550	101,238	3,673,398	3,774,636	3,808,508	759,169
Residential second mortgage	32,200	57	32,143	521,855	553,998	559,333	191,206
Home equity lines of credit	—	—	—	104,618	104,618	104,618	98,618
Total single-family residential loans	151,988	18,607	133,381	4,299,871	4,433,252	4,472,459	1,048,993
Commercial loans:
Commercial and multi-family real estate	—	—	—	26,227	26,227	26,502	14,227
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction and development	—	—	—	—	—	—	—
Commercial and industrial	—	—	—	481,534	481,534	482,961	135,404
Total commercial loans	—	—	—	507,761	507,761	509,463	149,631
Consumer and installment	—	—	—	—	—	—	—
Total	151,988	18,607	133,381	4,807,632	4,941,013	4,981,922	1,198,624

TOTAL:
Single-family residential loans:
Residential first mortgage	4,885,713	2,166,196	2,719,517	19,800,628	22,520,145	22,731,368	759,169
Residential second mortgage	951,633	521,103	430,530	3,252,475	3,683,005	3,719,423	191,206
Home equity lines of credit	734,388	339,195	395,193	2,922,305	3,317,498	3,317,498	98,618
Total single-family residential loans	6,571,734	3,026,494	3,545,240	25,975,408	29,520,648	29,768,289	1,048,993
Commercial loans:
Commercial and multi-family real estate	5,159,458	1,529,856	3,629,602	5,922,059	9,551,661	9,567,949	14,227
Land acquisition and development	4,643,113	870,436	3,772,677	—	3,772,677	3,772,677	—
Real estate construction and development	298,977	259,743	39,234	—	39,234	39,320	—
Commercial and industrial	2,224,473	1,079,699	1,144,774	1,845,771	2,990,545	2,995,411	135,404
Total commercial loans	12,326,021	3,739,734	8,586,287	7,767,830	16,354,117	16,375,357	149,631
Consumer and installment	107,963	93,842	14,121	47,298	61,419	61,919	—
Total	$19,005,718	$6,860,070	$12,145,648	$33,790,536	$45,936,184	$46,205,565	$1,198,624

	September 30, 2013
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	$4,817,704	$1,892,403	$2,925,301	$22,621,982	$25,547,283	$25,712,587	$—
Residential second mortgage	961,909	473,023	488,886	2,648,996	3,137,882	3,154,434	—
Home equity lines of credit	709,439	290,032	419,407	2,715,868	3,135,275	3,135,274	—
Total single-family residential loans	6,489,052	2,655,458	3,833,594	27,986,846	31,820,440	32,002,295	—
Commercial loans:
Commercial and multi-family real estate	3,827,364	1,159,528	2,667,836	7,628,698	10,296,534	10,343,639	—
Land acquisition and development	57,523	14,879	42,644	—	42,644	43,706	—
Real estate construction and development	301,834	259,743	42,091	—	42,091	38,439	—
Commercial and industrial	2,239,375	1,434,034	805,341	1,459,460	2,264,801	2,275,433	—
Total commercial loans	6,426,096	2,868,184	3,557,912	9,088,158	12,646,070	12,701,217	—
Consumer and installment	121,830	93,842	27,988	111,912	139,900	140,480	—
Total	13,036,978	5,617,484	7,419,494	37,186,916	44,606,410	44,843,992	—

WITH AN ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	286,226	68,947	217,279	3,574,340	3,791,619	3,823,190	1,068,205
Residential second mortgage	—	—	—	386,847	386,847	388,532	255,196
Home equity lines of credit	278,663	34,664	243,999	465,885	709,884	709,884	529,300
Total single-family residential loans	564,889	103,611	461,278	4,427,072	4,888,350	4,921,606	1,852,701
Commercial loans:
Commercial and multi-family real estate	1,251,458	141,660	1,109,798	36,915	1,146,713	1,146,988	351,047
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction and development	—	—	—	—	—	—	—
Commercial and industrial	—	—	—	367,856	367,856	367,605	185,482
Total commercial loans	1,251,458	141,660	1,109,798	404,771	1,514,569	1,514,593	536,529
Consumer and installment	—	—	—	16,487	16,487	16,486	16,487
Total	1,816,347	245,271	1,571,076	4,848,330	6,419,406	6,452,685	2,405,717

TOTAL:
Single-family residential loans:
Residential first mortgage	5,103,930	1,961,350	3,142,580	26,196,322	29,338,902	29,535,777	1,068,205
Residential second mortgage	961,909	473,023	488,886	3,035,843	3,524,729	3,542,966	255,196
Home equity lines of credit	988,102	324,696	663,406	3,181,753	3,845,159	3,845,158	529,300
Total single-family residential loans	7,053,941	2,759,069	4,294,872	32,413,918	36,708,790	36,923,901	1,852,701
Commercial loans:
Commercial and multi-family real estate	5,078,822	1,301,188	3,777,634	7,665,613	11,443,247	11,490,627	351,047
Land acquisition and development	57,523	14,879	42,644	—	42,644	43,706	—
Real estate construction and development	301,834	259,743	42,091	—	42,091	38,439	—
Commercial and industrial	2,239,375	1,434,034	805,341	1,827,316	2,632,657	2,643,038	185,482
Total commercial loans	7,677,554	3,009,844	4,667,710	9,492,929	14,160,639	14,215,810	536,529
Consumer and installment	121,830	93,842	27,988	128,399	156,387	156,966	16,487
Total	$14,853,325	$5,862,755	$8,990,570	$42,035,246	$51,025,816	$51,296,677	$2,405,717

During the years ended September 30, 2014 and 2013, charge-offs of non-performing and impaired loans totaled $6.0 million and $15.7 million, respectively, including partial charge-offs of $3.2 million and $3.7 million, respectively.  At September 30, 2014 and 2013, the remaining principal balance of non-performing and impaired loans for which the Company previously recorded partial charge-offs totaled $12.1 million and $9.0 million, respectively.

The following tables contain a summary of the average recorded investments in impaired loans and the interest income recognized on such loans for the years ended September 30, 2014 and 2013, respectively.  The recorded investments have been reduced by all partial charge-offs.

	Year Ended
	September 30, 2014		September 30, 2013
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Single-family residential loans:
Residential first mortgage	$21,539,233	$466,598	$28,661,473	$1,005,357
Residential second mortgage	3,033,653	92,365	3,373,188	131,655
Home equity lines of credit	3,213,968	44,688	3,697,746	38,282
Commercial loans:
Commercial and multi-family real estate	9,903,237	308,740	12,768,153	179,395
Land acquisition and development	1,365,918	—	55,181	—
Real estate construction and development	36,968	—	118,666	—
Commercial and industrial	2,375,527	6,117	4,606,779	44,508
Consumer and installment	123,769	—	149,888	297
Total		918,508		1,399,494

With an allowance recorded:
Single-family residential loans:
Residential first mortgage	3,597,246	528	3,386,052	—
Residential second mortgage	594,299	—	402,864	—
Home equity lines of credit	373,628	—	439,541	—
Commercial loans:
Commercial and multi-family real estate	706,924	—	745,145	—
Land acquisition and development	694,203	—	—	—
Real estate construction and development	1,618	—	—	—
Commercial and industrial	416,170	—	227,982	—
Consumer and installment	3,297	—	4,042	—
Total		528		—

Total:
Single-family residential loans:
Residential first mortgage	25,136,479	467,126	32,047,525	1,005,357
Residential second mortgage	3,627,952	92,365	3,776,052	131,655
Home equity lines of credit	3,587,596	44,688	4,137,287	38,282
Commercial loans:
Commercial and multi-family real estate	10,610,161	308,740	13,513,298	179,395
Land acquisition and development	2,060,121	—	55,181	—
Real estate construction and development	38,586	—	118,666	—
Commercial and industrial	2,791,697	6,117	4,834,761	44,508
Consumer and installment	127,066	—	153,930	297
Total		$919,036		$1,399,494

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes.  Borrowers are generally classified as delinquent once payments become 30 days or more past due.  The Company’s policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectability of interest or principal is no longer probable.  In general, loans are placed on non-accrual when they become 90 days or more past due.  However, management considers many factors before placing a loan on non-accrual, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  Previously accrued but unpaid interest is charged to current income at the time a loan is placed on non-accrual status.  Subsequent collections of cash may be applied as reductions to the principal balance, interest in arrears, or recorded as income depending on management’s assessment of the ultimate collectibility of the loan.  Non-accrual loans are returned to accrual status when, in the opinion of management, the financial condition of the borrower indicates that the timely collectability of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.  Prior to returning a loan to accrual status, the loan is individually reviewed and evaluated.  Many factors are considered prior to returning a loan to accrual status, including a positive change in the borrower’s financial condition or the Company’s collateral position that, together with the sustained period of repayment performance, result in the likelihood of a loss that is no longer probable.

The following is a summary of the recorded investment in loans receivable by class that were 30 days or more past due with respect to contractual principal or interest payments at September 30, 2014 and 2013.  The summary does not include commercial loans that had passed their contractual maturity dates and were in the process of renewal because the borrowers were not past due 30 days or more with respect to their scheduled periodic principal or interest payments.

	September 30, 2014
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Single-family residential:
Residential first mortgage	$2,859,631	$169,242	$3,189,220	$6,218,093	$269,552,935	$275,771,028	$—	$12,319,237
Residential second mortgage	419,156	594,765	136,093	1,150,014	38,709,836	39,859,850	—	1,980,668
Home equity lines of credit	1,627,109	343,333	432,734	2,403,176	88,179,764	90,582,940	—	2,615,409
Total single-family residential	4,905,896	1,107,340	3,758,047	9,771,283	396,442,535	406,213,818	—	16,915,314
Commercial:
Commercial and multi-family real estate	105,905	273,635	397,641	777,181	396,613,928	397,391,109	—	4,467,240
Land acquisition and development	—	—	38,250	38,250	37,070,797	37,109,047	—	3,772,677
Real estate construction and development	—	39,321	—	39,321	46,381,012	46,420,333	—	39,321
Commercial and industrial	96,056	—	836,511	932,567	234,742,506	235,675,073	—	1,943,321
Total commercial	201,961	312,956	1,272,402	1,787,319	714,808,243	716,595,562	—	10,222,559
Consumer and installment	1,417	—	—	1,417	4,029,114	4,030,531	—	14,619
Total	$5,109,274	$1,420,296	$5,030,449	$11,560,019	$1,115,279,892	$1,126,839,911	$—	$27,152,492

	September 30, 2013
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Single-family residential:
Residential first mortgage	$2,661,510	$1,033,315	$4,618,113	$8,312,938	$204,993,105	$213,306,043	$—	$14,593,039
Residential second mortgage	172,686	44,601	366,645	583,932	42,743,577	43,327,509	—	1,510,637
Home equity lines of credit	1,301,620	706,112	1,210,541	3,218,273	108,221,383	111,439,656	—	2,799,067
Total single-family residential	4,135,816	1,784,028	6,195,299	12,115,143	355,958,065	368,073,208	—	18,902,743
Commercial:
Commercial and multi-family real estate	—	278,163	3,108,453	3,386,616	344,732,193	348,118,809	—	6,039,604
Land acquisition and development	—	—	4,278,495	4,278,495	36,234,753	40,513,248	4,278,495	43,706
Real estate construction and development	18,957	—	—	18,957	20,506,816	20,525,773	—	38,439
Commercial and industrial	24,175	3,509	450,925	478,609	226,501,726	226,980,335	—	2,636,932
Total commercial	43,132	281,672	7,837,873	8,162,677	627,975,488	636,138,165	4,278,495	8,758,681
Consumer and installment	555	3,163	16,987	20,705	2,742,304	2,763,009	—	106,725
Total	$4,179,503	$2,068,863	$14,050,159	$20,298,525	$986,675,857	$1,006,974,382	$4,278,495	$27,768,149

Credit Quality

The credit quality of the Company’s residential and consumer loans is primarily monitored on the basis of aging and delinquency, as summarized in the tables above.  The credit quality of the Company’s commercial loans is primarily monitored using an internal rating system reflecting management’s risk assessment based on an analysis of several factors including the borrower’s financial condition, the financial condition of the underlying business, cash flows of the underlying collateral and the delinquency status of the loan.  The internal system assigns one of the following five risk gradings.  The “pass” category consists of a range of loan sub-grades that reflect various levels of acceptable risk.  Movement of risk through the various sub-grade levels in the “pass” category is monitored for early identification of credit deterioration.  The “special mention” rating is considered a “watch” rating rather than an “adverse” rating and is assigned to loans where the borrower exhibits negative financial trends due to borrower-specific or systemic conditions that, if left uncorrected, threaten the borrower’s capacity to meet its debt obligations.  The borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation. This is a transitional grade that is closely monitored for improvement or deterioration.  The “substandard” rating is assigned to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists.  The “doubtful” rating is assigned to loans that have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, questionable resulting in a high probability of loss.  An asset classified as “loss” is considered uncollectible and of such little value that charge-off is generally warranted.  In limited circumstances, the Company might establish a specific allowance on assets classified as loss if a charge-off is not yet warranted because circumstances that impact the valuation are changing.

The following is a summary of the recorded investment of loan risk ratings by class at September 30, 2014 and 2013.

	September 30, 2014
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Single-family residential:
Residential first mortgage	$262,420,207	$131,870	$9,378,521	$3,840,430	$—
Residential second mortgage	37,795,192	—	1,761,632	303,026	—
Home equity lines of credit	87,873,860	93,671	2,054,871	560,538	—
Total single-family residential	388,089,259	225,541	13,195,024	4,703,994	—
Commercial:
Commercial and multi-family real estate	379,336,720	10,206,634	7,847,755	—	—
Land acquisition and development	29,414,135	2,588,905	5,067,757	38,250	—
Real estate construction and development	46,381,012	—	—	39,321	—
Commercial and industrial	230,560,753	2,618,045	2,496,275	—	—
Total commercial	685,692,620	15,413,584	15,411,787	77,571	—
Consumer and installment	3,780,601	235,312	14,618	—	—
Total	1,077,562,480	15,874,437	28,621,429	4,781,565	—
Less related specific allowance	—	—	(728,461)	(470,163)	—
Total net of allowance	$1,077,562,480	$15,874,437	$27,892,968	$4,311,402	$—

	September 30, 2013
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Single-family residential:
Residential first mortgage	$197,061,832	$269,891	$10,833,561	$5,140,759	$—
Residential second mortgage	41,767,041	49,831	1,101,032	409,605	—
Home equity lines of credit	108,494,113	—	1,371,395	1,574,148	—
Total single-family residential	347,322,986	319,722	13,305,988	7,124,512	—
Commercial:
Commercial and multi-family real estate	324,959,886	6,939,560	16,159,063	60,300	—
Land acquisition and development	27,675,231	6,954,392	5,883,625	—	—
Real estate construction and development	20,487,334	—	38,439	—	—
Commercial and industrial	218,776,888	4,936,156	3,267,291	—	—
Total commercial	591,899,339	18,830,108	25,348,418	60,300	—
Consumer and installment	2,656,284	—	—	106,725	—
Total	941,878,609	19,149,830	38,654,406	7,291,537	—
Less related specific allowance	—	—	(1,058,007)	(1,347,710)	—
Total net of allowance	$941,878,609	$19,149,830	$37,596,399	$5,943,827	$—

Troubled Debt Restructurings

The following is a summary of the unpaid principal balance and recorded investment of troubled debt restructurings as of September 30, 2014 and 2013.  The recorded investments and unpaid principal balances have been reduced by all partial charge-offs of the related loans to the allowance for loan losses.  The recorded investment of certain loan categories exceeds the unpaid principal balance of such categories as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC 310-20-30.

	September 30, 2014		September 30, 2013
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans (1):
Current under restructured terms	$10,985,340	$11,068,219	$11,305,093	$11,371,198
Past due under restructured terms	5,589,008	5,630,498	6,549,904	6,584,907
Total non-performing	16,574,348	16,698,717	17,854,997	17,956,105
Returned to accrual status	18,963,927	19,053,073	23,418,016	23,528,528
Total troubled debt restructurings	$35,538,275	$35,751,790	$41,273,013	$41,484,633

(1) All non-performing loans at September 30, 2014 and 2013 were classified as non-accrual.

A loan is classified as a troubled debt restructuring if the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider.  Such concessions related to residential mortgage and consumer loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance, extending the maturity date, or a discharge in bankruptcy and the borrower has not reaffirmed the debt.  Such concessions related to commercial loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance or extending the maturity date, and, to a much lesser extent, a partial forgiveness of debt.  In addition, because of their short term nature, a commercial loan could be classified as a troubled debt restructuring if the loan matures, the borrower is considered troubled and the scheduled renewal rate on the loan is determined to be less than a risk-adjusted market interest rate on a similar credit.  A loan classified as a troubled debt restructuring will generally retain such classification until the loan is paid in full.  However, a restructured loan that is in compliance with its modified terms and yields a market rate of interest at the time of restructuring is removed from the troubled debt restructuring disclosures once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally one year.  Interest income on restructured loans is accrued at the reduced rate and the loan is returned to performing status once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally six months.  Loans classified as troubled debt restructurings are evaluated individually for impairment.  See Impaired Loans under Note 19, Fair Value Measurements.  In addition, all charge-offs and changes in specific allowances related to loans classified as troubled debt restructurings are included in the historical loss rates used to determine the allowance and related provision for loan losses, as discussed above.

Loans that were restructured within the years ended September 30, 2014, 2013 and 2012 and loans that were restructured during the preceding twelve months and defaulted during the years ended September 30, 2014, 2013 and 2012 are presented within the table below. The Company considers a loan to have defaulted when it becomes 90 or more days delinquent under the modified terms, has been transferred to non-accrual status, has been charged off or has been settled through or in lieu of foreclosure.

				Restructured During Preceding
	Total Restructured During			Twelve Months and Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2014	2013	2012	2014	2013	2012

Residential mortgage loans	$4,303,445	$3,950,779	$7,667,713	$1,109,007	$3,611,561	$17,826,288
Commercial loans	2,232,836	5,086,481	7,689,631	—	89,296	1,607,578
Consumer loans	—	1,341	41,954	—	—	312,165
Total	$6,536,281	$9,038,601	$15,399,298	$1,109,007	$3,700,857	$19,746,031

The amount of additional undisbursed funds that were committed to borrowers who were included in troubled debt restructured status at September 30, 2014 and 2013 was $15,000 and $175,000, respectively.

The financial impact of troubled debt restructurings can include loss of interest due to reductions in interest rates and partial or total forgiveness of accrued interest, and increases in the provision for losses.  The gross amount of interest that would have been recognized under the original terms of renegotiated loans was $2.4 million and $3.0 million for the years ended September 30, 2014 and 2013, respectively.  The actual amount of interest income recognized under the restructured terms totaled $989,000 and $1.1 million for the years ended September 30, 2014 and 2013.  The Company experienced a net credit to the provision for losses related to restructured loans of $83,000 for the year ended September 30, 2014 compared with a provision of $2.5 million for the year ended September 30, 2013.  Specific loan loss allowance related to troubled debt restructurings were $797,000 and $1.3 million at September 30, 2014 and 2013, respectively.